EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details) - E & E - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Engineering	$ 1,303	$ 1,114
Environmental	519	437
Property fees	1,295	1,278
Site activities	1,230	977
Socio-economic	2,674	1,634
Transportation	262	162
Other activities and travel	104	48
Total	$ 7,387	$ 5,650